Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk Profile of Borrowings	The interest rate risk profile of the Group's interest-bearing financial instruments was as follows:

As at	March 31,
	2022	2021
	$	$
Variable rate financial instruments
Credit Facility (note 10)	66,631	31,023
Secured loans (note 10)	8,596	—
Other long-term debt (note 10)	120	213
	75,347	31,236

Summary of Carrying Amount and Contractual Maturities of Financial Liabilities
The following table summarizes the carrying amount and the contractual maturities of both the interest and principal portion of significant financial liabilities.

As at	March 31, 2022
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	53,507	53,507	53,507	—	—	—
Credit Facility	66,631	70,775	2,072	2,072	66,631	—
Secured loans	8,596	9,060	4,988	4,072	—	—
Subordinated unsecured loans	17,500	21,773	1,221	1,221	19,331	—
Balances of purchase payable, non-interest bearing	13,026	13,419	13,419	—	—	—
Other liabilities (included in long-term debt)	120	120	120	—	—	—
Lease liabilities	21,263	24,045	4,302	4,270	10,244	5,229
	180,643	192,699	79,629	11,635	96,206	5,229

As at	March 31, 2021
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	26,326	26,326	26,326	—	—	—
Credit Facility	31,023	32,008	32,008	—	—	—
Balances of purchase payable, non-interest bearing	15,519	16,739	3,259	13,480	—	—
Other liabilities (included in long-term debt)	213	213	213	—	—	—
Lease liabilities	15,459	17,866	2,482	2,602	6,756	6,026
	88,540	93,152	64,288	16,082	6,756	6,026

Disclosure of credit risk
The following table provides information about the exposure to credit risk for trade accounts receivable:

As at	March 31,
	2022	2021
	$	$
Current	70,039	44,375
0-30 days	21,600	17,290
31-60 days	3,072	2,281
61-90 days	1,071	632
Over 90 days	2,507	2,471
	98,289	67,049

Summary of Quantitative Data About Exposure to Currency Risk
The summary quantitative data about the Group’s exposure to currency risk for the significant exchange rates is as follow, expressed in Canadian dollars:

As at	March 31,
	2022	2021
	$	$
Cash	1,428	681
Accounts receivable and other receivables	34	243
Accounts payable and accrued liabilities	(1,599)	(1,609)
Credit Facility	(48,377)	(4,023)
Net statement of financial position exposure	(48,514)	(4,708)

Summary of Sensitivity Analysis Based on Group's Foreign Currency Financial Instruments	The sensitivity analysis is based on the Group’s foreign currency financial instruments held at each reporting date.

			Profit or loss
Effect in Canadian dollar			Strengthening	Weakening
As at March 31, 2022
USD	7%	Movement	(2,638)	2,638
As at March 31, 2021
USD	17%	Movement	(631)	631

Financing Liabilities, Carrying Amount
The following table summarizes their carrying amount.

As at	March 31,
	2022	2021
	$	$
Credit Facility	66,631	31,023
Secured loans	8,596	—
Subordinated unsecured loans	17,500	—
Balances of purchase payable, non-interest bearing	13,026	15,519
	105,753	46,542